Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other Non-Current Assets	OTHER NON-CURRENT ASSETS:

		December 31
	Note	2020	2021
Net pension assets	18	$5.6	$5.1
Land rights		9.3	8.9
Deferred investment costs		1.8	2.4
Deferred financing costs		1.5	2.3
Other		7.3	6.5
		$25.5	$25.2